FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments And Risk Management
Cash	$ 38	$ 2,045	$ 891	$ 1,312
Current liabilities	$ 1,203,963	$ 1,034,106